Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [text block] [Abstract]
Schedule of analysis of other comprehensive income
				Exchange
		Foreign	Increase in	difference from net
		currency	fair value of	investment
	Cash flow	translations	available-for	in a foreign
	hedge	adjustment	sale assets	operation	Total

As of January 1, 2019	588	(62,390)	7,461	(9,954)	(64,295)
(Charge) credit for the year	8	(6,892)	-	-	(6,884)
Tax effects	(2)		-	-	(2)
Other comprehensive income of the year	6	(6,892)	-	-	(6,886)
As of December 31, 2019	594	(69,282)	7,461	(9,954)	(71,181)

As of January 1, 2020	594	(69,282)	7,461	(9,954)	(71,181)
(Charge) credit for the year	(594)	8,158	-	708	8,272
Other comprehensive income of the year	(594)	8,158	-	708	8,272
As of December 31, 2020	-	(61,124)	7,461	(9,246)	(62,909)

(Charge) credit for the year	-	(5,957)	-	(425)	(6,382)
Other comprehensive income of the year	-	(5,957)	-	(425)	(6,382)
As of December 31, 2021	-	(67,081)	7,461	(9,671)	(69,291)

Schedule of controlling interest, net of tax
	2019	2020	2021
Controlling interest	(6,886)	8,272	(6,382)
Non-controlling interest	(1,734)	114	(33)
Total value in OCI	(8,620)	8,386	(6,415)